ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies Abstract
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

1.	These financial statements have been prepared in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The Group's financial statements have been prepared on a cost basis, except for marketable securities, liability to underwriters and derivatives (put option, and liability for share options) which are measured at fair value through profit or loss and employee benefit assets and liabilities.

The Group has elected to present the statement of comprehensive income using the function of expense method.

2.	Consistent accounting policies:

The accounting policies adopted in the financial statements have been applied consistently for all periods presented, unless otherwise stated.

Consolidated financial statements
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less/plus the consideration paid or received.

Functional currency and presentation currency
c.	Functional currency and presentation currency:

1.	Functional currency and presentation currency:

The presentation currency of the financial statements is the U.S. dollar.

The functional currency, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, is separately determined for each Group entity and is used to measure its financial position and operating results. The functional currency of the Company and it's subsidiaries in Israel is the NIS.

When a Group entity's functional currency differs from the presentation currency, that entity's financial statements are translated so that they can be included in the consolidated financial statements as follows:

a)
Assets and liabilities of foreign operations, including goodwill and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition of said foreign operation, are translated at the closing rate at the end of the reporting period.

b)	Income and expenses for each period presented in the statement of income are translated at average exchange rates for the presented periods.

c)	Share capital, capital reserves and other changes in capital are translated at the exchange rate prevailing at the date of incurrence.

d)
Retained earnings are translated based on the opening balance translated at the exchange rate at that date and other relevant transactions (such as dividend) during the period are translated as described in b) and c) above.

e)	All resulting translation differences are recognized as a separate component of other comprehensive income (loss) in equity "foreign currency translation reserve".

2.	Index-linked monetary items:

Monetary assets and liabilities linked to the changes in the Israeli Consumer Price Index ("Israeli CPI") are adjusted at the relevant index at the end of each reporting period according to the terms of the agreement. Linkage differences arising from the adjustment, as above, other than those capitalized to qualifying assets or carried to equity in hedge transactions, are recognized in profit or loss.

Short-term deposits
d.	Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Inventory
e.	Inventory:

Inventory of telemedicine devices for sale is presented at the lower of cost or net realizable value. Cost is determined using the "first-in, first-out" method.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Financial instruments
f.	Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

Equity instruments and other financial assets held for trading:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss.

Other financial assets held for trading, including derivatives, are measured at fair value through profit or loss unless they are designated as effective hedging instruments.

2.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit loss.

3.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss.

b)	Financial liabilities measured at fair value through profit or loss:

Financial liabilities measured at fair value through profit or loss include liabilities held for trading, including derivatives, and financial liabilities that meet certain criteria which are designated upon initial recognition to fair value through profit or loss.

At initial recognition, the Company measures these financial liabilities at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

4.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Leases
g.	Leases:

The Group accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	The Group as a lessee:

For leases in which the Group is the lessee, the Group recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Group has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Group has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments (excluding variable lease payments) discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Group 's incremental borrowing rate. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the periods of depreciation of the right-of-use assets by class of underlying asset:

	Years	Mainly

Motor vehicles	1.5 - 3.5	3
Buildings	4 - 11	10

The Group tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

2.	Variable lease payments that depend on an index:

On the commencement date, the Group uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Group is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

3.	Lease extension and termination options:

A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Group remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

4.	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Group remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Group recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Group subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

Business combinations and goodwill
h.	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the date of acquisition with the addition of non-controlling interests in the acquiree.

Direct acquisition costs are carried to the income statement as incurred.

A put option granted by the Group to non-controlling interests and concurrently a call option received by the Group from the non-controlling interests that can be settled in cash or by the delivery of a variable number of shares are accounted for as a derivative financial liability or asset presented on a net basis and measured at fair value. The non-controlling interests continue to be recognized in equity until the put or call options are exercised. See Note 20 for further information.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For purposes of evaluation of impairment of goodwill, goodwill purchased in a business combination is evaluated and attributed to the cash-generating units to which it had been allocated.

Property and equipment
i.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses.

Depreciation is calculated at constant annual rates on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Medical equipment	10 - 15	(mainly 15)%
Motor vehicles and ambulances	15 - 20	(mainly 20)%
Office furniture and equipment	6 - 7	(mainly 6)%
Computers and peripheral equipment	15 - 33	(mainly 20)%
Leasehold improvements	see below
Telemedicine devices on loan to customers	10

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Intangible assets
j.	Intangible assets:

Intangible assets acquired in a business combination are included at fair value at the acquisition date. After initial recognition, intangible assets are carried at their cost less any accumulated amortization and any accumulated impairment losses. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

According to management's assessment, intangible assets have a finite useful life. The assets are amortized over their useful life using the straight-line method and reviewed for impairment whenever there is an indication that the asset may be impaired.

The useful life of intangible assets is as follows:

Years

Developments costs	5 - 10
Computer software	5
Contracts	6.75
Customer relations	10
Information technology	6

Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from development or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the  intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development.

The asset is measured at cost less any accumulated amortization and any accumulated impairment losses. Costs recognized as intangible assets include directly attributable costs of preparing the asset for its intended use such as cost of materials, direct labor costs and overhead.

Amortization of the asset begins when development is complete and the asset is available for use. As for the testing of impairment, see k below.

Impairment of non-financial assets
k.	Impairment of non-financial assets:

The Group evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

1.	Goodwill related to subsidiaries:

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at the acquisition date, to each of the Group's cash-generating units that is expected to benefit from the synergies of the combination.

The Company reviews goodwill for impairment once a year or more frequently if events or changes in circumstances indicate that there is impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

2.	Development costs capitalized during the development period:

The impairment test is performed annually, on December 31, or more frequently if events or changes in circumstances indicate that there is impairment.

Taxes on income
l.	Taxes on income:

Taxes on income in the statement of comprehensive income comprise current and deferred taxes. Current or deferred taxes are recognized in the statement of income except to the extent that the tax arises from items which are recognized directly in other comprehensive income or in equity. In such cases, the tax effect is also recognized in the relevant item.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply to the period when the taxes are reversed in profit or loss, comprehensive income or equity, based on tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred taxes in profit or loss represent the changes in the carrying amount of deferred tax balances during the reporting period, excluding changes attributable to items recognized outside of profit or loss.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. Also, temporary differences (such as carry forward losses) for which deferred tax assets have not been recognized are reassessed and deferred tax assets are recognized to the extent that their recoverability has become probable. Any resulting reduction or reversal is recognized in the line item, "taxes on income". Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Group's policy not to initiate distribution of dividends that triggers an additional tax liability.

Share-based payment transactions
m.	Share-based payment transactions:

The Company's employees are entitled to remuneration in the form of equity-settled share-based payment transactions (see details in Note 22).

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using a standard option pricing model, additional details are given in Note 22d

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Group modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

Employee benefit liabilities
n.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made. The short-term employee benefit liability in the statement of financial position is measured on an undiscounted basis.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies or funds and classified as defined contribution plans or as defined benefit plans.

a)	Defined contribution plans:

The Group has defined contribution plans pursuant to section 14 to the Severance Pay Law under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Contributions to a defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

b)	Defined benefit plans:

The Group operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law in Israel. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employee-employer relation is measured using the projected unit credit method. The actuarial assumptions include rates of employee turnover and future salary increases based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with term of the benefit obligation.

In respect of its severance pay obligation to certain of its employees, the Group makes current deposits in pension funds and insurance companies ("the plan assets"). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group's own creditors and cannot be returned directly to the Group.

The liability for employee benefits presented in the balance sheet reflects the present value of the defined benefit obligation less the fair value of the plan assets (see details in Note 18).

Remeasurements of the net liability are recognized as other comprehensive income (loss) in the period in which they occur.

Revenue recognition
o.	Revenue recognition:

Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenue from rendering of services:

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company's performance. Revenue is recognized in the reporting periods in which the services are rendered. Revenues from the installation fees are recognized as the installation is performed.

The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset (income receivable) or liability (deferred revenues) and recognizes revenue in profit or loss when the work is performed. The Company has elected to apply the practical expedient allowed by the Standard and does not separate the financing component in transactions in which the period between receipt of the advance payment and the performance of the service is expected to be less than one year.

Revenue from the sale of telemedicine devices:

Revenue from sale of telemedicine devices is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.

Costs of obtaining a contract:

Costs incurred in obtaining subscription contracts which would not have been incurred if the contract had not been obtained (incremental costs) and which the Company expects to recover are recognized as an asset (prepaid expenses). The asset is amortized over the estimated average service period of subscriber contracts, adjusted for cancellations.

Interest income
p.	Interest income:
Interest income on financial assets is recognized as it accrues using the effective interest method.
Earnings per share
q.	Earnings per share:

Basic earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted number of Ordinary shares outstanding during the period.

For diluted earnings per share, the weighted average of shares outstanding is adjusted, assuming conversion of potential dilutive shares (employee options), except when such conversion has an anti-dilutive effect.

Fair value measurement
r.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Exchange rates and linkage basis
s.	Exchange rates and linkage basis:

Data regarding Israeli CPI and exchange rates of the U.S. dollar, the Euro and the Swiss Franc in relation to the NIS is as follows:

	Israeli	Exchange rate of
For the year ended	CPI	€	U.S. $	CHF
	Points *)	NIS

December 31, 2024	256.6	3.8	3.65	4.03
December 31, 2023	248.6	4.01	3.63	4.31
December 31, 2022	241.4	3.75	3.52	3.82

Change during the year	%

2024	3.2	(5.8)	0.1	(6.5)
2023	3	6. 9	3.1	12.8

*)	The index on an average basis of 1993 = 100.

Changes in accounting policies
t.	Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

Amendment to IAS 1, "Presentation of Financial Statements":

In January 2020, the IASB issued an amendment to IAS 1, "Presentation of Financial Statements" regarding the criteria for determining the classification of liabilities as current or non-current ("the Original Amendment"). In October 2022, the IASB issued a subsequent amendment ("the Subsequent Amendment").

According to the Subsequent Amendment:

•	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability's classification as current or non-current.

•
In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both applied retrospectively for annual periods beginning on January 1, 2024.

The above Amendments did not have a material impact on the Company's consolidated financial statements.